Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following:

	As of
	June 30, 2023	December 31, 2022
At cost:
Land and building	$1,878,538	$7,881,202
Furniture, fixtures and equipment	13,360	13,412
Computer equipment	241,842	164,536
Motor vehicles	108,570	108,994
	2,242,310	8,168,144
Less: accumulated depreciation	(508,846)	(808,728)
Property and equipment, net	$1,733,464	$7,359,416
Property and equipment consisted of the following:
	As of December 31,
	2022	2021
As cost:
Land and building	$7,881,202	$1,888,450
Furniture, fixtures and equipment	13,412	10,868
Computer equipment	164,536	60,287
Motor vehicles	108,994	109,143
	8,168,144	2,068,748
Less: accumulated depreciation	(808,728)	(415,290)
Property and equipment, net	$7,359,416	$1,653,458